Average Annual Total Returns			12 Months Ended	60 Months Ended	75 Months Ended
		Oct. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
HCM Defender 100 Index ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			15.65%	13.74%	20.06%
Performance Inception Date		Oct. 09, 2019
HCM Defender 100 Index ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			15.59%	13.70%	20.02%
HCM Defender 100 Index ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.30%	11.04%	16.70%
HCM Defender 100 Index ETF | HCM Defender 100 Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]		16.34%	15.28%	20.76%
HCM Defender 100 Index ETF | Nasdaq 100 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]		21.02%	15.30%	22.02%
HCM Defender 500 Index ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			19.58%	13.94%	16.18%
Performance Inception Date		Oct. 09, 2019
HCM Defender 500 Index ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			19.47%	13.82%	16.06%
HCM Defender 500 Index ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			11.67%	11.19%	13.27%
HCM Defender 500 Index ETF | HCM Defender 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	[3]		14.16%	11.67%	14.03%
HCM Defender 500 Index ETF | S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[4]		17.88%	14.42%	16.45%

[1]	Prior to July 12, 2022, the HCM Defender 100 Index was comprised of securities in the Solactive US Technology 100 Index (“Tech Equity Sub-Index”), which are the largest and most liquid companies classified in the technology sector as defined by the TRBC Sector Classification, securities in the Solactive 1-3 month US T-Bill Index (“Treasury Sub-Index”), which are U.S. dollar denominated T-Bills with a time to maturity of 1 to 3 months, or a combination of both. The HCM Defender 100 Index alternated exposure among a full position of securities in the Tech Equity Sub-Index, a full position of securities in the Treasury Sub-Index, or a 50/50 position of securities in the Tech Equity Sub-Index/Treasury Sub-Index. Investors cannot invest directly in an index.
[2]	The Nasdaq 100 Total Return Index includes 100 of the largest domestic and international non-financial companies listed on the NASDAQ Stock Market based on market capitalization. Investors cannot invest directly in an index.
[3]	Prior to July 12, 2022, the HCM Defender 500 Index was comprised of securities in the Solactive US Large Cap Index (“Large Cap Equity Sub - Index”), which are common stocks issued by 500 large - capitalization companies traded on American stock exchanges, securities in the Solactive 1 - 3 month US T - Bill Index (“Treasury Sub - Index”), which are U.S. dollar denominated T - Bills with a time to maturity of 1 to 3 months, or a combination of both. The HCM 500 Index alternated exposure among a full position of securities in the Large Cap Equity Sub-Index, a full position of securities in the Treasury Sub-Index, or a 50/50 position of securities in the Large Cap Equity Sub-Index/Treasury Sub-Index. Investors cannot invest directly in an index.
[4]	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.